Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Equity Attributable to the Owners of QIAGEN N.V.	Non-controlling Interest
Balance (in shares) at Dec. 31, 2014		239,707,000				7,684,000
Balance at Dec. 31, 2014	$ 2,664,875	$ 2,812	$ 1,851,404	$ 1,104,329	$ (134,735)	$ (167,190)	$ 2,656,620	$ 8,255
Increase (Decrease) in Stockholders' Equity
Acquisition of shares from noncontrolling interests	(6,367)							(6,367)
Net income	129,902			130,148			130,148	(246)
Unrealized gain (loss), net on pension	(1,266)				(1,266)		(1,266)
Unrealized gain (loss), net on hedging contracts	4,003				4,003		4,003
Realized gain (loss), net on hedging contracts	(3,955)				(3,955)		(3,955)
Unrealized gain (loss), net on marketable securities	1,215				1,215		1,215
Translation adjustment, net	(124,026)				(124,418)		(124,418)	392
Purchase of treasury shares (in shares)						(842,000)
Purchase of treasury shares	(20,818)					$ (20,818)	(20,818)
Issuance of common shares in connection with stock plan (in shares)						1,824,000
Issuance of common shares in connection with stock plan	10,316			(25,280)		$ 35,596	10,316
Excess tax benefit of employee stock plans	3,328		3,328				3,328
Share-based compensation	23,761		23,761				23,761
Proceeds from subscription receivables	97		97				97
Redemption of subscription receivables	(112,995)		(112,995)				(112,995)
Balance (in shares) at Dec. 31, 2015		239,707,000				6,702,000
Balance at Dec. 31, 2015	2,568,070	$ 2,812	1,765,595	1,209,197	(259,156)	$ (152,412)	2,566,036	2,034
Increase (Decrease) in Stockholders' Equity
Acquisition of shares from noncontrolling interests	(2,624)							(2,624)
Acquisition of Exiqon A/S	5,519							5,519
Acquisition of Exiqon A/S shares from noncontrolling interests	(5,474)							(5,474)
Net income	80,303			80,404			80,404	(101)
Unrealized gain (loss), net on pension	650				650		650
Unrealized gain (loss), net on hedging contracts	(2,977)				(2,977)		(2,977)
Realized gain (loss), net on hedging contracts	(4,671)				(4,671)		(4,671)
Unrealized gain (loss), net on marketable securities	(1,371)				(1,371)		(1,371)
Translation adjustment, net	(65,668)				(66,314)		(66,314)	$ 646
Issuance of common shares in connection with stock plan (in shares)						1,555,000
Issuance of common shares in connection with stock plan	6,269			(26,137)		$ 32,406	6,269
Excess tax benefit of employee stock plans	782		782				782
Share-based compensation	$ 28,288		28,288				28,288
Balance (in shares) at Dec. 31, 2016	239,707,000	239,707,000				5,147,000
Balance at Dec. 31, 2016	$ 2,607,096	$ 2,812	1,794,665	1,263,464	(333,839)	$ (120,006)	2,607,096
Increase (Decrease) in Stockholders' Equity
Capital repayment (in shares)		(8,878,000)				191,000
Capital repayment	(244,429)	$ (110)	(244,319)				(244,429)
Issuance of warrants	45,307		45,307				45,307
Net income	40,394			40,394			40,394
Unrealized gain (loss), net on pension	620				620		620
Unrealized gain (loss), net on hedging contracts	(42,489)				(42,489)		(42,489)
Realized gain (loss), net on hedging contracts	19,602				19,602		19,602
Unrealized gain (loss), net on marketable securities	(786)				(786)		(786)
Translation adjustment, net	136,133				136,133		136,133
Purchase of treasury shares (in shares)						(1,909,000)
Purchase of treasury shares	(60,970)					$ (60,970)	(60,970)
Issuance of common shares in connection with stock plan (in shares)						2,593,000
Issuance of common shares in connection with stock plan	6,076			(55,913)		$ 61,989	6,076
Share-based compensation	$ 34,442		34,442				34,442
Balance (in shares) at Dec. 31, 2017	230,829,000	230,829,000				4,272,000
Balance at Dec. 31, 2017	$ 2,540,996	$ 2,702	$ 1,630,095	$ 1,247,945	$ (220,759)	$ (118,987)	$ 2,540,996